CASH HELD IN ESCROW (Tables)	12 Months Ended
Dec. 31, 2017
CASH HELD IN ESCROW
Schedule of cash held in escrow
	December 31, 2017	December 31, 2016	December 31, 2015
Cash held in escrow	—	$70,000,000	—